United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       05/11/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: 77,913
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP  (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   -------- ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24182100     336    13,000SH     SOLE                              13,000
Weatherford Intl                Common Stock    H27013103     311    28,050SH     SOLE                              28,050
Abbott Laboratories             Common Stock    002824100     771    16,160SH     SOLE                              16,160
Altria Group Inc                Common Stock    02209S103     184    11,485SH     SOLE                              11,485
Amazon.com                      Common Stock    023135106   3,220    43,852SH     SOLE                              43,852
American Express                Common Stock    025816109     372    27,313SH     SOLE                              27,313
American Tower                  Common Stock    029912201  13,252   435,507SH     SOLE                             435,507
Auto Data Processing            Common Stock    053015103     485    13,800SH     SOLE                              13,800
Berkshire Hathaway Cl A         Common Stock    084670108     694         8SH     SOLE                                   8
Berkshire Hathaway Cl B         Common Stock    084670207     302       107SH     SOLE                                 107
Cigna                           Common Stock    125509109     211    12,015SH     SOLE                              12,015
Chevron Texaco                  Common Stock    166764100     287     4,268SH     SOLE                               4,268
Coca Cola Company               Common Stock    191216100     632    14,374SH     SOLE                              14,374
Comcast Cp New Cl A Spl         Common Stock    20030N200     129    10,000SH     SOLE                              10,000
Destination Maternity Co        Common Stock    25065D100     502    79,549SH     SOLE                              79,549
Devon Energy New                Common Stock    25179M103     223     5,000SH     SOLE                               5,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100     231     3,000SH     SOLE                               3,000
eBay                            Common Stock    278642103   2,069   164,690SH     SOLE                             164,690
Electronic Arts                 Common Stock    285512109   2,417   132,896SH     SOLE                             132,896
Esco Technologies               Common Stock    296315104   1,618    41,810SH     SOLE                              41,810
Euronet Worldwide               Common Stock    298736109   4,435   339,600SH     SOLE                             339,600
Exxon Mobil                     Common Stock    30231G102   6,322    92,831SH     SOLE                              92,831
General Electric                Common Stock    369604103     658    65,078SH     SOLE                              65,078
Google Inc Class A              Common Stock    38259P508     341       980SH     SOLE                                 980
I C U Medical                   Common Stock    44930G107   1,017    31,675SH     SOLE                              31,675
Intl Business Machines          Common Stock    459200101     201     2,072SH     SOLE                               2,072
Intl Game Technology            Common Stock    459902102     432    46,865SH     SOLE                              46,865
Johnson & Johnson               Common Stock    478160104   1,875    35,646SH     SOLE                              35,646
Legg Mason Inc                  Common Stock    524901105     565    35,560SH     SOLE                              35,560
Merck & Co Inc                  Common Stock    589331107     300    11,220SH     SOLE                              11,220
Microsoft                       Common Stock    594918104   1,090    59,359SH     SOLE                              59,359
Netflix Inc                     Common Stock    64110L106   7,579   176,580SH     SOLE                             176,580
Northern Trust Corporation      Common Stock    665859104     586     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105     304    16,800SH     SOLE                              16,800
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105     119    10,000SH     SOLE                              10,000
Penn Virginia Corp              Common Stock    707882106     598    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock    717081103     242    17,740SH     SOLE                              17,740
Philip Morris Intl Inc          Common Stock    718172109     409    11,485SH     SOLE                              11,485
Powershares WilderHill Clean E  Common Stock    73935X500     125    16,500SH     SOLE                              16,500
T Rowe Price Group              Common Stock    74144T108   1,277    44,243SH     SOLE                              44,243
Qualcomm                        Common Stock    747525103  20,491   526,634SH     SOLE                             526,634
Schering Plough                 Common Stock    806605101     245    10,400SH     SOLE                              10,400
Wells Fargo & Co. New           Common Stock    949746101     189    13,270SH     SOLE                              13,270
Wyeth                           Common Stock    983024100     267     6,210SH     SOLE                               6,210
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